             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                      SUPPLEMENT DATED DEC. 27, 2006*

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PRODUCT NAME (OLD NAME/                PROSPECTUS     SAI           DATE        VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)               FORM #         FORM #                    (OLD NAME/NEW NAME)
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


RIVERSOURCE RETIREMENT ADVISOR 4       S-6504 A       S-6504-20     6/15/2006   IDS LIFE OF NEW YORK VARIABLE
ADVANTAGE(SM) VARIABLE ANNUITY;        (6/06)         A (7/06)                  ANNUITY ACCOUNT/RIVERSOURCE
RIVERSOURCE RETIREMENT ADVISOR 4                                                OF NEW YORK VARIABLE ANNUITY
SELECT(SM) VARIABLE ANNUITY;                                                    ACCOUNT
RIVERSOURCE RETIREMENT ADVISOR 4
ACCESS(SM) VARIABLE ANNUITY
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IDS LIFE OF NEW YORK VARIABLE          S-6419 H       S-6337 D      5/1/2006    IDS LIFE OF NEW YORK ACCOUNT 8/
UNIVERSAL LIFE IV/RIVERSOURCE(SM)      (5/06)         (5/06)                    RIVERSOURCE OF NEW YORK ACCOUNT 8
VARIABLE UNIVERSAL LIFE IV;
IDS LIFE OF NEW YORK VARIABLE
UNIVERSAL LIFE IV - ESTATE
SERIES/RIVERSOURCE(SM) VARIABLE
UNIVERSAL LIFE IV - ESTATE SERIES
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IDS LIFE OF NEW YORK SUCCESSION        S-6203 G       S-6337 D      5/1/2006
SELECT(SM) VARIABLE LIFE INSURANCE/    (5/06)         (5/06)
RIVERSOURCE SUCCESSION SELECT(SM)
VARIABLE LIFE INSURANCE
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

Effective Dec. 31, 2006, American Centurion Life Assurance Company (American Centurion Life) merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At the time of the merger, IDS Life of New York was renamed RiverSource Life Insurance Co. of New York (RiverSource Life of
NY). All references to "we," "us," "our" or "IDS Life of New York" are replaced with RiverSource Life of NY.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


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S-6504-4 A (12/06)

* Valid until next update.